UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC 20549


                                     FORM 13F

                                FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:
December 31, 1999

Check here if Amendment [   ]   Amendment Number:
This Amendment :        [   ]   is a restatement
                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Nevis Capital Management, Inc.
1119 Saint Paul St.
Baltimore MD 21202


13F File Number:	28-5688


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

David R. Wilmerding, III
President
(410) 385-2645

David R. Wilmerding, III      Baltimore, Maryland      February 2, 2000



Report Type:

[ X ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT



List of Other Managers Reporting for this Manager:
None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	NONE

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$1,204,474

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

                             FORM 13F INFORMATION TABLE


                Title                Value	    Shares/    Invstmt  Voting Auth
Name of Issuer 	of Class 	CUSIP      (1,000's) PRN AMT	   Dscretn	 Sole
--------------  --------  --------- --------- ---------  -------  ---------
Acme Commun.     Common   004631107     1,330     40,000   SOLE       40,000
American Tower   Common   029912201   119,946  3,924,621   SOLE    3,924,621
Armor Holdings   Common   042260109    37,576  2,862,950   SOLE    2,862,950
Bottomline Tech  Common   101388106     2,700     75,000   SOLE       75,000
CSG Systems      Common   126349109    40,808  1,023,400   SOLE    1,023,400
Caliber Learn.   Common   129914107     2,370    824,400   SOLE      824,400
Caliper Tech.    Common   130876105       334      5,000   SOLE        5,000
Clear Channel    Common   184502102   127,792  1,431,848   SOLE    1,431,848
Connetics        Common   208192104    28,070  2,673,355   SOLE    2,673,355
Convergent Comm. Common   211914403    17,122  1,078,567   SOLE    1,078,567
Ebenx Inc.       Common   278668108     1,131     25,000   SOLE       25,000
Entercom Comm.   Common   293639100       663     10,000   SOLE       10,000
Espeed           Common   296643109     7,113    200,000   SOLE      200,000
Global Telesys.  Common   37936U104    50,998  1,467,567   SOLE    1,467,567
Healthextras     Common   422211102       960     80,000   SOLE       80,000
Hyperion Sol.    Common   44914M104    89,722  2,062,567   SOLE    2,062,567
Integrated Sys   Common   45812M104    87,770  2,615,133   SOLE    2,615,133
Midamerican Engy Common   59562V107     4,734    140,515   SOLE      140,515
Net Creations    Common   64110N10Z    13,024    296,000   SOLE      296,000
Net2Phone        Common   64108N106     1,378     30,000   SOLE       30,000
Network Assoc.   Common   640938106    21,604    809,533   SOLE      809,533
On-Health        Common   68272W107    11,103  1,242,300   SOLE    1,242,300
OnDisplay        Common   68232L100       273      3,000   SOLE        3,000
Peapod           Common   704718105    22,823  2,646,117   SOLE    2,646,117
Primus           Common   74163Q100    60,965  1,345,439   SOLE    1,345,439
Radioone         Common   75040P108     1,058     11,500   SOLE       11,500
Rational Softwr  Common   74509P202   163,107  3,320,245   SOLE    3,320,245
SBA Comm.        Common   78388J106    22,125  1,180,000   SOLE    1,180,000
Salem Comm.      Common   794093104       566     25,000   SOLE       25,000
Software.com     Common   83402P104     3,360     35,000   SOLE       35,000
Staar Surgical   Common   852312305     7,243    742,900   SOLE      742,900
Sylvan Learning  Common   871399101    25,817  1,985,920   SOLE    1,985,920
Transaction Sys. Common   893416107    31,860  1,137,850   SOLE    1,137,850
Vicor Corp       Common   925815102   137,512  3,395,353   SOLE    3,395,353
Vitesse          Common   928497106    59,517  1,135,004   SOLE    1,135,004